Consolidated Balance Sheets $ in Thousands	Sep. 30, 2016 USD ($)
Assets
Cash and due from banks	$ 371,622
Interest-bearing deposits in other banks	804,198
Investment securities	5,363,696
Loans and leases	11,396,555
Less: allowance for loan and lease losses	135,025
Net loans and leases	11,261,530
Premises and equipment, net	302,059
Other real estate owned and repossessed personal property	854
Accrued interest receivable	37,107
Bank-owned life insurance	432,031
Goodwill	995,492
Other intangible assets	17,554
Other assets	306,550
Total assets	19,892,693
Deposits:
Interest-bearing	11,164,989
Noninterest-bearing	5,800,538
Total deposits	16,965,527
Short-term borrowings	9,151
Long-term debt	41
Retirement benefits payable	139,567
Other liabilities	254,444
Total liabilities	17,368,730
Commitments and contingent liabilities (Note 12)
Stockholders' equity:
Common stock ($0.01 par value; authorized 300,000,000 shares; issued and outstanding 139,530,654 shares and 139,459,620 shares as of September 30, 2016 and December 31, 2015, respectively)	1,395
Additional paid-in capital	2,482,679
Retained earnings	50,204
Accumulated other comprehensive loss, net	(10,315)
Total stockholders' equity	2,523,963
Total liabilities and stockholders' equity	$ 19,892,693